Other Components of Equity - Summary of Movement of Available-for-sale Investments Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Balance at the beginning	₨ 913,521.0		₨ 538,842.2
Net change in share of available-for-sale investments reserves - equity accounted investees (net)	(586.1)	$ (8.5)	4,044.2	₨ (3,047.0)
Balance at the end	558,067.4	8,069.9	913,521.0	538,842.2
Available-for-sale investments [Member]
Balance at the beginning	1,422.1	20.6	1,062.8	274.6
IFRS 9 transition adjustments (refer note 2(x))	₨ (1,422.1)	$ (20.6)
Gain/(loss) arising on revaluation of available-for-sale investments (net)			565.8	905.6
Income tax relating to gain/loss arising on revaluation of available-for-sale investments (net), where applicable			(16.2)	(16.0)
Cumulative (gain)/loss reclassified to profit or loss on available-for-sale investments (net)			(169.2)	(143.9)
Income tax relating to cumulative gain/loss reclassified to profit or loss on available-for-sale investments (net), where applicable			45.2	42.5
Net change in share of available-for-sale investments reserves - equity accounted investees (net)			(66.3)
Balance at the end			₨ 1,422.1	₨ 1,062.8